Acquisitions (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total	$ 6,668,375	$ 1,055,939
Customer Relationships [Member]
Business Acquisition [Line Items]
Total	4,718,000	$ 160,000
Four Cubed [Member]
Business Acquisition [Line Items]
Total	4,928,000
Four Cubed [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total	$ 4,144,000
Weighted Average Useful Life (Years)	10 years
Four Cubed [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Total	$ 784,000
Weighted Average Useful Life (Years)	1 year